SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	3 Months Ended
Mar. 31, 2013
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
SHARE CAPITAL ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
Authorized share capital is as follows:

(in thousands of $, except share data)	March 31, 2013	December 31, 2012
125,000,000 common shares of $1.00 par value each	125,000	125,000
Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	March 31, 2013	December 31, 2012
85,250,000 common shares of $1.00 par value each (December 31, 2012: 85,225,000 shares)	85,250	85,225

The Company’s common shares are listed on the New York Stock Exchange.

The Company has accounted for the acquisition of vessels from Frontline at Frontline’s historical carrying value. The difference between the historical carrying values and the net investment in the leases has been recorded as a deferred deemed equity contribution, which is presented as a reduction in net investment in direct financing leases in the balance sheet. This accounting treatment arises from the related party nature of both the initial transfer of the vessels and the subsequent leases. The deferred deemed equity contribution is amortized to contributed surplus over the life of the lease arrangements, as lease payments are applied to the principal balance of the lease receivable. In the three months ended March 31, 2013, the Company has credited contributed surplus with $4.0 million of such deemed equity contributions (year ended December 31, 2012: $13.0 million).

In November 2006, the Board of Directors approved the Ship Finance International Limited Share Option Scheme (the “Option Scheme”). The Option Scheme permits the Board of Directors, at its discretion, to grant options to employees and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid in capital.
In January 2013, the Company issued 25,000 new shares in order to satisfy options exercised by an employee. The exercise price of the options was $5.29 per share, resulting in a premium on issue of $0.1 million.